UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page


Report for the Calendar Year or Quarter Ended:   March 31, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.


Institutional Manager Filing this Report:

Name:     Marathon Asset Management, L.P.
Address:  One Bryant Park, 38th Floor
          New York, New York 10036


13F File Number: 028-10682

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Gregory L. Florio
Title:  Chief Compliance Officer
Phone:  (212) 381-0159


Signature, Place and Date of Signing:


/s/ Gregory L. Florio          New York, New York              May 14, 2010
----------------------       -----------------------          ---------------
    [Signature]                  [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       3

Form 13F Information Table Entry Total:  146

Form 13F Information Table Value Total:  $719,742
                                         (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.   Form 13F File Number    Name

1.    028-11614               Marathon Special Opportunity Master Fund, Ltd.

2.    028-13841               Marathon Structured Finance Feeder Fund, Ltd.

3.    028-13810               Marathon Distressed Subprime Fund, LP

                                                    FORM 13F INFORMATION TABLE
                                                  Marathon Asset Management, LLC
                                                          March 31, 2010


COLUMN 1                    COLUMN  2           COLUMN 3  COLUMN 4        COLUMN 5          COLUMN 6  COLUMN 7       COLUMN 8

                                                          VALUE    SHRS OR   SH/ PUT/    INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER          TITLE OF CLASS          CUSIP              PRN AMT   PRN CALL    DISCRETION  MANAGERS   SOLE    SHARED  NONE
3M CO                         COM               88579Y101     610      7,300      Call      SHARED      1          7,300
3M CO                         COM               88579Y101     610      7,300      Put       SHARED      1          7,300
ALTRIA GROUP INC              COM               02209S103     554     27,000      Call      SHARED      1         27,000
ALTRIA GROUP INC              COM               02209S103     554     27,000      Put       SHARED      1         27,000
AMAZON COM INC                COM               023135106     434      3,200      Call      SHARED      1          3,200
AMAZON COM INC                COM               023135106     434      3,200      Put       SHARED      1          3,200
AMERICAN CAP LTD              COM               02503Y103   8,143  1,602,958  SH            SHARED      1      1,602,958
AMERICAN CAP LTD              COM               02503Y103   7,285  1,434,142  SH            SOLE        NONE   1,434,142
APPLE INC                     COM               037833100   2,303      9,800      Call      SHARED      1          9,800
APPLE INC                     COM               037833100   2,303      9,800      Put       SHARED      1          9,800
AT&T INC                      COM               00206R102   2,178     84,300      Call      SHARED      1         84,300
AT&T INC                      COM               00206R102   2,178     84,300      Put       SHARED      1         84,300
BANK OF AMERICA CORPORATION   COM               060505104   1,814    101,600      Call      SHARED      1        101,600
BANK OF AMERICA CORPORATION   COM               060505104   1,814    101,600      Put       SHARED      1        101,600
BRISTOL MYERS SQUIBB CO       COM               110122108     523     19,600      Call      SHARED      1         19,600
BRISTOL MYERS SQUIBB CO       COM               110122108     523     19,600      Put       SHARED      1         19,600
CHEVRON CORP NEW              COM               166764100   1,638     21,600      Call      SHARED      1         21,600
CHEVRON CORP NEW              COM               166764100   1,638     21,600      Put       SHARED      1         21,600
CISCO SYS INC                 COM               17275R102   3,548    136,300      Call      SHARED      1        136,300
CISCO SYS INC                 COM               17275R102   3,548    136,300      Put       SHARED      1        136,300
CIT GROUP INC                 COM NEW           125581801  11,551    296,480  SH            SHARED      1        296,480
CIT GROUP INC                 COM NEW           125581801  14,425    370,243  SH            SOLE        NONE     370,243
CITIGROUP INC                 COM               172967101     794    196,000      Call      SHARED      1        196,000
CITIGROUP INC                 COM               172967101     794    196,000      Put       SHARED      1        196,000
COCA COLA CO                  COM               191216100   1,359     24,700      Call      SHARED      1         24,700
COCA COLA CO                  COM               191216100   1,359     24,700      Put       SHARED      1         24,700
COMCAST CORP NEW              CL A              20030N101     552     29,300      Call      SHARED      1         29,300
COMCAST CORP NEW              CL A              20030N101     552     29,300      Put       SHARED      1         29,300
CONOCOPHILLIPS                COM               20825C104     870     17,000      Call      SHARED      1         17,000
CONOCOPHILLIPS                COM               20825C104     870     17,000      Put       SHARED      1         17,000
CVS CAREMARK CORPORATION      COM               126650100     464     12,700      Call      SHARED      1         12,700
CVS CAREMARK CORPORATION      COM               126650100     464     12,700      Put       SHARED      1         12,700
DCT INDUSTRIAL TRUST INC      COM               233153105   7,374  1,410,000  SH            SHARED      2      1,410,000
DEUTSCHE BANK AG              NAMEN AKT         D18190898   2,090     27,192      Call      SHARED      1         27,192
DEUTSCHE BANK AG              NAMEN AKT         D18190898   2,090     27,192      Put       SHARED      1         27,192
E TRADE FINANCIAL CORP        COM               269246104  10,186  6,164,013  SH            SHARED      1      6,164,013
E TRADE FINANCIAL CORP        COM               269246104   7,590  4,592,987  SH            SOLE        NONE   4,592,987
EMPRESA DIST Y COMERCIAL NOR  SPON ADR          29244A102     103     14,584  SH            SOLE        NONE      14,584
EXXON MOBIL CORP              COM               30231G102   4,159     62,100      Call      SHARED      1         62,100
EXXON MOBIL CORP              COM               30231G102   4,159     62,100      Put       SHARED      1         62,100
FORD MTR CO DEL               COM PAR $0.01     345370860     471     37,500      Call      SHARED      1         37,500
FORD MTR CO DEL               COM PAR $0.01     345370860     471     37,500      Put       SHARED      1         37,500
GENERAL ELECTRIC CO           COM               369604103   2,146    117,900      Call      SHARED      1        117,900
GENERAL ELECTRIC CO           COM               369604103   2,146    117,900      Put       SHARED      1        117,900
GEORGIA GULF CORP             COM PAR$0.01 NEW  373200302  10,869    587,848  SH            SHARED      1        587,848
GEORGIA GULF CORP             COM PAR$0.01 NEW  373200302   6,652    359,768  SH            SOLE        NONE     359,768
GOLDMAN SACHS GROUP INC       COM               38141G104     904      5,300      Call      SHARED      1          5,300
GOLDMAN SACHS GROUP INC       COM               38141G104     904      5,300      Put       SHARED      1          5,300
GOOGLE INC                    CL A              38259P508   1,361      2,400      Call      SHARED      1          2,400
GOOGLE INC                    CL A              38259P508   1,361      2,400      Put       SHARED      1          2,400
HEALTH CARE REIT INC          COM               42217K106   6,153    136,031  SH            SHARED      2        136,031
HOME DEPOT INC                COM               437076102  10,151    313,800      Call      SHARED      1        313,800
HOME DEPOT INC                COM               437076102   2,873     88,800      Put       SHARED      1         88,800
HUMANA INC                    COM               444859102   6,445    137,800      Call      SHARED      1        137,800
HUMANA INC                    COM               444859102   5,481    117,200      Call      SOLE        NONE     117,200
INTEL CORP                    COM               458140100   1,462     65,600      Call      SHARED      1         65,600
INTEL CORP                    COM               458140100   1,462     65,600      Put       SHARED      1         65,600
INTERNATIONAL BUSINESS MACHS  COM               459200101   1,821     14,200      Call      SHARED      1         14,200
INTERNATIONAL BUSINESS MACHS  COM               459200101   1,821     14,200      Put       SHARED      1         14,200
JOHNSON & JOHNSON             COM               478160104   1,845     28,300      Call      SHARED      1         28,300
JOHNSON & JOHNSON             COM               478160104   1,845     28,300      Put       SHARED      1         28,300
JPMORGAN CHASE & CO           COM               46625H100   1,862     41,600      Call      SHARED      1         41,600
JPMORGAN CHASE & CO           COM               46625H100   1,862     41,600      Put       SHARED      1         41,600
KOHLS CORP                    COM               500255104   3,150     57,500      Call      SHARED      1         57,500
KOHLS CORP                    COM               500255104   3,150     57,500      Put       SHARED      1         57,500
LIBERTY GLOBAL INC            COM SER A         530555101  22,403    768,289  SH            SHARED      1        768,289
LIBERTY GLOBAL INC            COM SER A         530555101  15,856    543,746  SH            SOLE        NONE     543,746
LIBERTY GLOBAL INC            COM SER A         530555101   4,464    153,100      Call      SHARED      1        153,100
LIBERTY GLOBAL INC            COM SER A         530555101   2,826     96,900      Call      SOLE        NONE      96,900
MCDONALDS CORP                COM               580135101     701     10,500      Call      SHARED      1         10,500
MCDONALDS CORP                COM               580135101     701     10,500      Put       SHARED      1         10,500
MEDTRONIC INC                 COM               585055106     621     13,800      Call      SHARED      1         13,800
MEDTRONIC INC                 COM               585055106     621     13,800      Put       SHARED      1         13,800
MERCK & CO INC NEW            COM               58933Y105   1,318     35,300      Call      SHARED      1         35,300
MERCK & CO INC NEW            COM               58933Y105   1,318     35,300      Put       SHARED      1         35,300
METROGAS INC                  SPON ADR B        591673207     112     57,872  SH            SOLE        NONE      57,872
MICROSOFT CORP                COM               594918104   2,296     78,400      Call      SHARED      1         78,400
MICROSOFT CORP                COM               594918104   2,296     78,400      Put       SHARED      1         78,400
MONSANTO CO NEW               COM               61166W101     343      4,800  SH            SHARED      1          4,800
NAVISTAR INTL CORP NEW        COM               63934E108  15,164    339,020  SH            SHARED      1        339,020
NAVISTAR INTL CORP NEW        COM               63934E108  13,467    301,080  SH            SOLE        NONE     301,080
NVIDIA CORP                   COM               67066G104   2,697    155,000      Call      SHARED      1        155,000
NVIDIA CORP                   COM               67066G104   2,697    155,000      Put       SHARED      1        155,000
OCCIDENTAL PETE CORP DEL      COM               674599105     719      8,500      Call      SHARED      1          8,500
OCCIDENTAL PETE CORP DEL      COM               674599105     719      8,500      Put       SHARED      1          8,500
ORACLE CORP                   COM               68389X105   1,023     39,800      Call      SHARED      1         39,800
ORACLE CORP                   COM               68389X105   1,023     39,800      Put       SHARED      1         39,800
PENN NATL GAMING INC          COM               707569109  21,949    789,263  SH            SHARED      1        789,263
PENN NATL GAMING INC          COM               707569109  19,674    707,437  SH            SOLE        NONE     707,437
PETROLEO BRASILEIRO SA PETRO  SPONSORED ADR     71654V408   2,114     47,500      Call      SHARED      1         47,500
PETROLEO BRASILEIRO SA PETRO  SPONSORED ADR     71654V408   2,114     47,500      Put       SHARED      1         47,500
PFIZER INC                    COM               717081103     326     19,000  SH            SHARED      1         19,000
PFIZER INC                    COM               717081103   1,792    104,500      Call      SHARED      1        104,500
PFIZER INC                    COM               717081103   1,792    104,500      Put       SHARED      1        104,500
PHILIP MORRIS INTL INC        COM               718172109   1,028     19,700      Call      SHARED      1         19,700
PHILIP MORRIS INTL INC        COM               718172109   1,028     19,700      Put       SHARED      1         19,700
PHOENIX COS INC NEW           COM               71902E109   4,239  1,751,838  SH            SHARED      1      1,751,838
PHOENIX COS INC NEW           COM               71902E109   2,670  1,103,362  SH            SOLE        NONE   1,103,362
PROCTER & GAMBLE CO           COM               742718109   1,961     31,000      Call      SHARED      1         31,000
PROCTER & GAMBLE CO           COM               742718109   1,961     31,000      Put       SHARED      1         31,000
PUBLIC STORAGE                COM               74460D109   8,279     90,000  SH            SHARED      2         90,000
QUALCOMM INC                  COM               747525103     852     20,300      Call      SHARED      1         20,300
QUALCOMM INC                  COM               747525103     852     20,300      Put       SHARED      1         20,300
RESEARCH IN MOTION LTD        COM               760975102     133      1,800  SH            SHARED      1          1,800
SCHLUMBERGER LTD              COM               806857108     863     13,600      Call      SHARED      1         13,600
SCHLUMBERGER LTD              COM               806857108     863     13,600      Put       SHARED      1         13,600
SELECT SECTOR SPDR TR         SBI INT-UTILS     81369Y886   1,046     35,250  SH            SHARED      1         35,250
SELECT SECTOR SPDR TR         SBI CONS DISCR    81369Y407   1,088     33,142  SH            SHARED      1         33,142
SELECT SECTOR SPDR TR         SBI INT-ENERGY    81369Y506   2,029     35,280  SH            SHARED      1         35,280
SELECT SECTOR SPDR TR         SBI MATERIALS     81369Y100     395     11,650  SH            SHARED      1         11,650
SELECT SECTOR SPDR TR         SBI CONS STPLS    81369Y308   2,107     75,455  SH            SHARED      1         75,455
SELECT SECTOR SPDR TR         SBI MATERIALS     81369Y100   2,720     80,200      Put       SHARED      1         80,200
SELECT SECTOR SPDR TR         SBI INT-UTILS     81369Y886   3,203    108,000      Call      SHARED      1        108,000
SELECT SECTOR SPDR TR         SBI INT-UTILS     81369Y886   3,203    108,000      Put       SHARED      1        108,000
SELECT SECTOR SPDR TR         SBI INT-INDS      81369Y704   8,953    286,600      Call      SHARED      1        286,600
SELECT SECTOR SPDR TR         SBI INT-INDS      81369Y704   8,953    286,600      Put       SHARED      1        286,600
SELECT SECTOR SPDR TR         SBI INT-TECH      81369Y803  17,648    764,000      Call      SHARED      1        764,000
SELECT SECTOR SPDR TR         SBI INT-TECH      81369Y803  17,648    764,000      Put       SHARED      1        764,000
SELECT SECTOR SPDR TR         SBI HEALTHCARE    81369Y209  10,179    316,800      Call      SHARED      1        316,800
SELECT SECTOR SPDR TR         SBI HEALTHCARE    81369Y209  10,179    316,800      Put       SHARED      1        316,800
SELECT SECTOR SPDR TR         SBI CONS STPLS    81369Y308   3,854    138,000      Call      SHARED      1        138,000
SELECT SECTOR SPDR TR         SBI CONS STPLS    81369Y308   3,854    138,000      Put       SHARED      1        138,000
SELECT SECTOR SPDR TR         SBI INT-FINL      81369Y605  11,806    740,200      Call      SHARED      1        740,200
SELECT SECTOR SPDR TR         SBI INT-FINL      81369Y605  11,806    740,200      Put       SHARED      1        740,200
SELECT SECTOR SPDR TR         SBI MATERIALS     81369Y100   2,720     80,200      Call      SHARED      1         80,200
SELECT SECTOR SPDR TR         SBI INT-ENERGY    81369Y506  20,247    352,000      Call      SHARED      1        352,000
SELECT SECTOR SPDR TR         SBI INT-ENERGY    81369Y506  20,247    352,000      Put       SHARED      1        352,000
SELECT SECTOR SPDR TR         SBI CONS DISCR    81369Y407   9,668    294,400      Call      SHARED      1        294,400
SELECT SECTOR SPDR TR         SBI CONS DISCR    81369Y407   9,668    294,400      Put       SHARED      1        294,400
SPDR SERIES TRUST             S&P METALS MNG    78464A755  13,646    240,200  SH            SHARED      1        240,200
SPDR SERIES TRUST             S&P METALS MNG    78464A755  14,759    259,800  SH            SOLE        NONE     259,800
SPDR SERIES TRUST             S&P RETAIL ETF    78464A714   2,908     70,400      Call      SHARED      1         70,400
SPDR SERIES TRUST             S&P RETAIL ETF    78464A714   2,908     70,400      Put       SHARED      1         70,400
SPDR S&P 500 ETF TR           UNIT SER 1 S&P    78462F103  47,033    401,989  SH            SHARED      1        401,989
SPDR S&P 500 ETF TR           UNIT SER 1 S&P    78462F103  36,738    314,000      Call      SHARED      1        314,000
SPDR S&P 500 ETF TR           UNIT SER 1 S&P    78462F103  36,738    314,000      Put       SHARED      1        314,000
TARGET CORP                   COM               87612E106   2,104     40,000      Call      SHARED      1         40,000
TARGET CORP                   COM               87612E106   2,104     40,000      Put       SHARED      1         40,000
UNITED TECHNOLOGIES CORP      COM               913017109     729      9,900      Call      SHARED      1          9,900
UNITED TECHNOLOGIES CORP      COM               913017109     729      9,900      Put       SHARED      1          9,900
VERIZON COMMUNICATIONS INC    COM               92343V104   1,263     40,700      Call      SHARED      1         40,700
VERIZON COMMUNICATIONS INC    COM               92343V104   1,263     40,700      Put       SHARED      1         40,700
WAL MART STORES INC           COM               931142103   4,720     84,900      Call      SHARED      1         84,900
WAL MART STORES INC           COM               931142103   4,720     84,900      Put       SHARED      1         84,900
WELLS FARGO & CO NEW          COM               949746101   1,587     51,000      Call      SHARED      1         51,000
WELLS FARGO & CO NEW          COM               949746101   1,587     51,000      Put       SHARED      1         51,000




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